Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consisted of the following.

($ millions)	2023	2022
Gross deferred income tax assets
Regulatory liabilities	636	674
Tax loss and credit carryforwards	600	658
Employee future benefits	136	161
Other	144	160
	1,516	1,653
Valuation allowance	(23)	(32)
Net deferred income tax asset	1,493	1,621

Gross deferred income tax liabilities
PPE	(5,355)	(5,146)
Regulatory assets	(372)	(388)
Intangible assets	(165)	(147)
	(5,892)	(5,681)
Net deferred income tax liability	(4,399)	(4,060)

Schedule of Components of Income Tax Expense
Income Tax Expense

($ millions)	2023	2022
Canadian
Earnings before income tax expense	526	447

Current income tax	71	93
Deferred income tax	17	(41)
Total Canadian	88	52

Foreign
Earnings before income tax expense	1,544	1,356

Current income tax	17	14
Deferred income tax	255	223
Total Foreign	272	237
Income tax expense	360	289

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

($ millions, except as indicated)	2023	2022
Earnings before income tax expense	2,070	1,803
Combined Canadian federal and provincial statutory income tax rate (%)	30.0	30.0
Expected federal and provincial taxes at statutory rate	621	541
Decrease resulting from:
Foreign and other statutory rate differentials	(166)	(162)
AFUDC	(22)	(18)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(61)	(74)
Items capitalized for accounting purposes but expensed for income tax purposes	(16)	(7)
Other	4	9
Income tax expense	360	289
Effective tax rate (%)	17.4	16.0

Summary of Operating Loss Carryforwards

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2023
Canadian
Non-capital loss	2028-2043	130

Foreign
Federal and state net operating loss(2)	2024-2043	345
Other tax credits	2024-2043	125
		470
Total income tax carryforwards recognized		600
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017

Summary of Tax Carryforward Amounts

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2023
Canadian
Non-capital loss	2028-2043	130

Foreign
Federal and state net operating loss(2)	2024-2043	345
Other tax credits	2024-2043	125
		470
Total income tax carryforwards recognized		600
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017